Employee Defined Benefit Obligations - Summary of Principal Assumptions Used In Determining Pension Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Discount rate	1.80%	1.15%
Rate of increase in salaries	4.27%	4.17%
Rate of inflation, pre-retirement	2.74%	2.40%
Rate of increase in future pensions payment	3.49%	3.41%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	23 years	23 years
Female	25 years	25 years